Unaudited Interim Condensed Consolidated Statement of Comprehensive Income - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Profit or loss [abstract]
Revenue	$ 30,237,094	$ 62,912,327
Direct costs	(12,991,029)	(11,142,519)
Gross profit	17,246,065	51,769,808
Other income	124,601	122,516
General and administration expenses	(8,184,740)	(11,984,485)
Finance costs	(12,680,896)	(10,604,446)
Changes in fair value of derivative financial instruments	(238,000)	4,236,668
Change in estimated fair value of derivative warrant liability	212,289	3,827,570
(Loss) / profit for the period	(3,520,681)	37,367,631
Other comprehensive income
Total comprehensive (loss) / income for the period	$ (3,520,681)	$ 37,367,631
Basic earnings per share (in Dollars per share)	$ (0.04)	$ 0.42
Diluted earnings per share (in Dollars per share)	$ (0.04)	$ 0.42
Adjusted EBITDA	$ 21,051,838	$ 50,399,783